Convertible Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands																6 Months Ended	11 Months Ended		12 Months Ended
	Apr. 15, 2020 shares	Jan. 17, 2020 shares	Dec. 25, 2019 USD ($) $ / shares	Nov. 06, 2019 CNY (¥) shares	Nov. 06, 2019 USD ($) shares	Oct. 17, 2019 CNY (¥) shares	Oct. 17, 2019 USD ($) shares	Jul. 06, 2018 CNY (¥)	Jul. 06, 2018 USD ($) $ / shares shares	Sep. 22, 2017 CNY (¥) shares	Sep. 22, 2017 USD ($) shares	Sep. 06, 2017 CNY (¥)	Sep. 06, 2017 USD ($) $ / shares shares	Oct. 18, 2016 CNY (¥) shares	Oct. 18, 2016 USD ($) shares	Jun. 30, 2020 shares	Dec. 25, 2019 CNY (¥)	Dec. 25, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Jul. 25, 2019 USD ($) shares	Jun. 29, 2018 shares
Temporary Equity [Line Items]
Consideration in issuance Preference Shares																			¥ 183,536	$ 25,978,000	¥ 1,306,633	¥ 346,515
Stock Issuance Costs																			¥ 827	$ 117,000
Offering Price of converted shares | $			$ 1,000,000,000
Preferred Stock Liquidation Preference Percentage																(100.00%)			100.00%	100.00%
Internal Rate of Return																(12.00%)			12.00%	12.00%
Maximum [Member]
Temporary Equity [Line Items]
Final Offering Price | $ / shares			$ 5.22															$ 5.22
Minimum [Member]
Temporary Equity [Line Items]
Final Offering Price | $ / shares			$ 4.176															$ 4.176
Series A1 And A2 Preferred Stock [Member]
Temporary Equity [Line Items]
Consideration in issuance Preference Shares														¥ 74,742	$ 11,282,000
Issuance of Preference Shares														5,141,587	5,141,587
Convertible Preferred Stock Series A3 [Member]
Temporary Equity [Line Items]
Issuance of Warrants														2,246,744	2,246,744
Series A3 Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Price | $ / shares													$ 2.55
Consideration in issuance Preference Shares												¥ 289,024	$ 42,645,000
Issuance of Preference Shares													16,723,646
Convertible Preferred Stock Series B [Member]
Temporary Equity [Line Items]
Issuance of Warrants										5,633,780	5,633,780
Consideration in issuance Preference Shares										¥ 346,515	$ 52,546,000
Issuance of Preference Shares										15,894,594	15,894,594
Preferred stock, shares outstanding	23,288,783
Number of preferred shares converted to common shares	23,288,783
Convertible Preferred Stock Series B-2 [Member]
Temporary Equity [Line Items]
Issuance of Warrants										2,620,842	2,620,842
Number of preferred shares converted to common shares	3,571,427
Temporary Equity, Shares Outstanding	3,301,849
Convertible Preferred Stock Series B-2 [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Number of preferred shares converted to common shares	3,571,427	3,571,427
Temporary Equity, Shares Outstanding	31,046,360	31,046,360
Convertible Preferred Stock Series A Three Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares																								8,361,823
Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares																								2,535,201
Preferred stock, shares outstanding	3,714,580
Number of preferred shares converted to common shares	3,714,580
Convertible Preferred Stock Series B-1 Upon Conversion [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Preferred stock, shares outstanding	3,714,580	3,714,580
Number of preferred shares converted to common shares	3,714,580	3,714,580
Temporary Equity, Shares Outstanding	3,301,849	3,301,849
Convertible Preferred Stock Series B Two Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares									1,048,337															2,253,512
Convertible Preferred Stock Series B Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares									1,455,549															5,938,640
Convertible Preferred Stock Series B One Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares									232,161															947,218
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Price | $ / shares									$ 6.4419
Consideration in issuance Preference Shares								¥ 1,323,363	$ 200,000,000
Issuance of Preference Shares									31,046,360
Stock Issuance Costs | ¥								¥ 16,730
Number of preferred shares converted to common shares	34,420,469
Temporary Equity, Shares Outstanding	31,046,360
Series C Preferred Stock [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Number of preferred shares converted to common shares	34,420,469	34,420,469
Series C One Preferred Stock [Member]
Temporary Equity [Line Items]
Stock Issuance Costs				¥ 5,887	$ 840,000
Subscription of Preferred shares																							3,857,143
Aggregate Purchase Price | $																							$ 27,000,000
Adjustments At Extinguishment Of Preferred Shares | $																		$ 800,000
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Consideration in issuance Preference Shares				¥ 119,387	$ 17,000,000	¥ 70,036	$ 10,000,000
Issuance of Preference Shares				2,428,572	2,428,572	1,428,571	1,428,571																2,428,572
Number of preferred shares converted to common shares	4,537,814
Temporary Equity, Shares Outstanding	3,857,143
Series C-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Number of preferred shares converted to common shares	4,537,814	4,537,814
Temporary Equity, Shares Outstanding	3,857,143	3,857,143
Temporary Equity [Member] | Preferred Stock [Member]
Temporary Equity [Line Items]
Increase in the fair value of ordinary shares																	¥ 27,800	$ 4,000,000
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding																0			30,227,056	30,227,056	30,227,056
Series A Convertible Preferred Shares [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Preferred stock, shares outstanding		30,227,056
Number of preferred shares converted to common shares		30,227,056
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Issuance of Warrants										2,620,842	2,620,842
Temporary Equity, Shares Outstanding																0			30,305,212	30,305,212	30,305,212
Series B Convertible Preferred Shares [Member] | Subsequent Event [Member]
Temporary Equity [Line Items]
Preferred stock, shares outstanding		23,288,783
Number of preferred shares converted to common shares		23,288,783